Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the Six Months Ended June 30,
	2022	2023
Current income tax expenses	1,139	926
Deferred income tax benefit	(249)	(76)
Total income tax expense	$890	$850

Schedule of Provision for Income Taxes and the Provision at the Prc, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the Six Months Ended June 30,
	2022	2023
Income before income tax expense	$7,613	$1,986
Computed income tax expense with statutory tax rate	1,903	573
Additional deduction for R&D expenses	(257)	(237)
Tax effect of preferred tax rate	(766)	(791)
Tax effect of favorable tax rates on small-scale and low-profit entities	(5)	(15)
Tax effect of tax relief	(5)	(2)
Tax effect of non-deductible items	11	35
Tax effect due to the disposal of Shengda Group*	(3,868)	-
Tax effect of deferred tax effect of tax rate change	-	(42)
Changes in valuation allowance	3,877	1,329
Income tax expense	$890	$850

Schedule of Deferred Tax Assets	As of December 31, 2022 and June 30, 2023, the significant components of the deferred tax assets are summarized below:
	December 31,	June 30,
	2022	2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,353	$5,092
Temporary difference in research and development costs	3,738	3,983
Net operating loss carried forward	7,676	8,635
Share-based compensation	78	185
Allowance for doubtful accounts	3,802	3,210
Total deferred tax assets	20,647	21,105
Valuation allowance	(7,577)	(8,475)
Deferred tax assets, net of valuation allowance	$13,070	$12,630

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31,	June 30,
	2022	2023

Balance at beginning of the period	$2,314	$7,577
Additions	5,436	1,268
Foreign currency translation adjustments	(173)	(370)
Balance at end of the period	$7,577	$8,475

Schedule of Net Operating Loss Carryforwards	As of June 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
Remainder of 2023	643
2024	2,017
2025	5,263
2026	5,397
2027	16,817
2028	5,711
Total	35,848